Purchase of Oil Properties: Schedule of Purchase Price Allocation (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Details
Common stock	$ 4,791,806
Promissory notes to vendors ($3,000,000, non-interest bearing)	2,770,084
Stamp duty taxes and other fees	240,126
Purchase Price for Working Interest of Surat Basin Acquisition	$ 7,802,016